Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 12 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was authorized to issue 5,000,000,000 Ordinary Shares with a par value of $0.00001 each. On July 15, 2024, the Company effected a 1-for-4 forward split of its Ordinary Shares. The Company believes that the share information should be accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly. As a result, the authorized share capital of the Company is US$50,000 divided into 20,000,000,000 Ordinary Shares, par value $0.0000025 per ordinary share. As of December 31, 2024 and 2023, 21,173,413 and 20,000,000 Ordinary Shares are issued and outstanding, respectively.

The Company believes that the share information should be accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

Capital contributions

HUHU China was incorporated under the laws of the People’s Republic of China with a total registered capital of approximately $3.27 million (RMB 21,575,000). As of December 31, 2019, the Company received total capital contributions of approximately $1.16 million (RMB 8,000,000). During the years ended December 31, 2020 and 2021, the Company received capital contributions of $113,636 (RMB 790,000) and $461,041 (RMB 3,000,000), respectively. As of the date of this report, pursuant to the articles of incorporation of HUHU China, the remaining capital investment of approximately $1.54 million (RMB 9,785,000) shall be contributed in full before December 31, 2049.

Initial Public Offering

On October 23, 2024, the Company closed the initial public offering (the “IPO” or the “Offering”) of its 1,050,000 ordinary shares priced at $4.00 per share. The net proceeds to the Company from the IPO, after deducting the underwriting discount, the underwriters’ fees and expenses, and the Company’s estimated offering expenses, were approximately $2.4 million.

Pursuant to the Underwriting Agreement, the Company also granted the underwriters a 45-day option to purchase up to 157,500 Ordinary Shares at the Public Offering Price, less the underwriting discount, to cover over-allotment, if any (the “Over-Allotment Option”). On November 19, 2024, the Representative exercised the Over-Allotment Option partially to purchase an additional 123,413 Ordinary Shares. The Company received approximately $432,000 in net proceeds from the partial exercise of the Over-Allotment Option, after deducting underwriting discounts and other estimated expenses payable by the Company. The closing of the Over-Allotment Option took place on November 21, 2024 (the “Over-Allotment Closing”). Total net proceeds from the IPO and the overallotment were approximately $2.9 million.

Underwriter’s Warrants

In connection with closing of the IPO on October 23, 2024, the Company granted to the underwriter or its designated affiliates share purchase warrants (“Underwriter’s Warrants”) to purchase a number of Ordinary Shares equal to 52,500 Ordinary Shares sold in the IPO. Such warrants shall have an exercise price equal to 125% of the offering price of the Ordinary Shares sold in the IPO. The Underwriter Warrants will be exercisable during the four and half year period commencing six months from the commencement date of sales in the offering. The Company determined the Underwriter’s Warrants issued in connection with IPO was classified as equity, because they are indexed to its own shares and meet the requirements for the equity classification.

Equity Incentive Plan

On November 28, 2024, the Board of Directors of HUHUTECH International Group Inc. approved and adopted an equity incentive plan (the “2024 Equity Incentive Plan”), which allowed for issuance of up to 2,000,000 Ordinary Shares to employees, non-employee directors, officers and consultants for services rendered to the Company. As of the date of the filing, nil shares were issued under the 2024 Equity Incentive Plan.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in the PRC must take appropriations from after-tax profits to non-distributive funds. These reserves include the general reserve and the development reserve.

The general reserve requires an annual appropriation of 10% of after-tax profits each year-end until the balance reaches 50% of a PRC company’s registered capital. The development reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve amounted to $343,077 and $343,077 as of December 31, 2024 and 2023, respectively.

Because the Company’s operating subsidiaries in the PRC can only pay distributions out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was $5,038,427 and $2,081,256 as of December 31, 2024 and 2023, respectively.